Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	CHESAPEAKE ENERGY CORPORATION
Entity Central Index Key	0000895126
Entity Emerging Growth Company	false